Lease Obligations and Commitments (Details) - Schedule of lease liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Lease Liabilities Abstract
Lease liabilities recognized at beginning	$ 641,251	$ 865,076
Lease payments made	(251,383)	(305,023)
Interest expense on lease liabilities	39,836	60,112
Foreign exchange adjustment	(61,820)	21,086
Lease liabilities, Total	367,884
Less: current portion	(239,323)
At December 31, 2021	$ 128,560	$ 641,251